CIRR-system (Tables)	6 Months Ended
Jun. 30, 2018
CIRR-system
The disclosure of information about CIRR-systems.

Skr mn	Apr-Jun 2018	Jan–Mar 2018	Apr-Jun 2017	Jan-Jun 2018	Jan–Jun 2017	Jan-Dec 2017
Interest revenues	395	338	339	733	671	1,343
Interest expenses	-344	-316	-262	-660	-526	-1,115

Net interest revenues	51	22	77	73	145	228

Interest compensation	19	0	12	19	14	26
Exchange-rate differences	7	2	-3	9	-4	-6

Profit before compensation to SEK	77	24	86	101	155	248
Administrative remuneration to SEK	-38	-32	-31	-70	-63	-123

Operating profit CIRR-system	39	-8	55	31	92	125
Reimbursement to (–) / from (+) the State	-39	8	-55	-31	-92	-125

Skr mn	June 30, 2018	December 31, 2017
Cash and cash equivalents	-54	10
Loans	64,865	49,124
Derivatives	1,647	522
Other assets	3,091	3,472
Prepaid expenses and accrued revenues	485	364

Total assets	70,034	53,492

Liabilities	65,045	49,252
Derivatives	4,542	3,789
Accrued expenses and prepaid revenues	447	451

Total liabilities	70,034	53,492

Commitments
Committed undisbursed loans	56,758	69,166
Binding offers	1,315	628